FAIR VALUE MEASUREMENTS - Schedule of Binomial (Lattice) Valuation Model Assumptions Used To Record The Fair Value Of The Warrants (Details) - Level 3 [Member] - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair vale determined per warrant	$ 1.8	$ 3.46
Expected volatility	95.00%	90.00%
Expected annual dividend yield	0.00%	0.00%
Expected term (years)	3 years 9 months 18 days	4 years 3 months 18 days
Risk-free rate	3.00%	1.20%